Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events

7. Subsequent Events

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2020 has determined that it does not have any other material subsequent events to disclose in these financial statements:

Note 11. Subsequent Events

In January 2020, the Company converted its outstanding convertible notes into shares of common stock. The $271,642 in notes payable with interest accrued was converted into 33,955,250 shares of common stock at a price of $0.008 per share.

In February 2020, the Company issued 104,000,000 shares of common stock at the equivalent price of $.001 per share in lieu of accrued compensation to our then Chief Executive Officer and President. The Company also converted 1,000,000 shares of Series A preferred shares into 10,000,000 shares of its common stock.

In February 2020, the Board approved the cancellation of 33,000,000 shares of common stock to our then Chief Executive Officer and President which were issued earlier in the month. This cancellation was necessary to keep the Company in compliance with the public float requirement of the OTCQB marketplace.

In February 2020, Timothy Shannon forgave $71,000 of debt owed to him from the Company in connection with the change of control.

On March 11, 2020, we incorporated QDM International Inc. (“QDM”), a Florida corporation and a wholly owned subsidiary and QDM Merger Sub, Inc. (“Merger Sub”), a Florida corporation and a wholly owned subsidiary of QDM, for the purposes of effectuating a name change by implementing a reorganization of our corporate structure through a merger (the “Merger”). On March 13, 2020, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among our company, QDM, and Merger Sub. On April 8, 2020, we filed the Articles of Merger with the State of Florida to effect the Merger as stipulated by the Merger Agreement.

Pursuant to the Merger Agreement, Merger Sub merged with and into the Company being the surviving entity. As a result, the separate corporate existence of Merger Sub ceased and the Company became a direct, wholly-owned subsidiary of QDM. Pursuant to the Merger Agreement and as a result of the Merger, all issued and outstanding shares of common stock and Series B Preferred Shares of the Company were converted into shares of QDM Common Stock and Series B Preferred Shares of QDM, respectively, on a one-for-one basis, with QDM securities having the same designations, rights, powers and preferences and the qualifications, limitations and restrictions as the corresponding share of the Company’s securities being converted. As a result, upon consummation of the Merger, all of our stockholders immediately prior to the Merger became stockholders of QDM.

Upon consummation of the Merger, QDM became the successor issuer to the Company pursuant to 12g-3(a) and as a result shares of QDM Common Stock was deemed to be registered under Section 12(g) of the Exchange Act.

QDM Holdings Limited [Member]
Subsequent Events

12. Subsequent Events

The Group has evaluated the impact of events that have occurred subsequent to March 31, 2020, through the date the consolidated financial statements were available to issue, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the financial statements.